Due From/(To) Related Parties (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of List of Related Parties
Name of the related parties	Relation with the Group

Tingjun Yang	Chief Executive Officer and Director
Hailiang Jia	Chief Financial Officer
Shu Sang Joseph Law	Shareholder
Jianping Niu	Shareholder
Huabei Zhu	Shareholder
Guangzhou Sanyi Network	Former related party (ownership reduced from 40% to 0% in current period, no longer a related party post-disposal)

Name of the related parties	Relation with the Group
Mr. Tingjun Yang	Chief Executive Officer and Director
Ms. Hui Wang	Former Chief Financial Officer and Former Director
Mr. Shu Sang Joseph Law	Shareholder
Ms. Jianping Niu	Shareholder
Mr. Huabei Zhu	Shareholder
Guangzhou Sanyi Network	The Group holds 40% equity

Schedule of Due from Related Parties
	As of December 31,	As of June 30,
	2025	2025
	US$	US$

Due from related parties
Jianping Niu	$30	$30

Huabei Zhu	$28	$28
Shu Sang Joseph Law	$58,758	$58,267

	$58,816	$58,325

	As of	As of	As of
	June 30,	June 30,	June 30,
	2025	2024	2023
	US$	US$	US$
Due from related parties
Ms. Hui Wang *	-	25,614	-
Mr. Shu Sang Joseph Law	58,267	-	-
Ms. Jianping Niu	30	-	-
Mr. Huabei Zhu	28	-	-
	58,325	25,614	-

*	On September 18, 2024, Ms. Hui Wang resigned from the positions of director and CFO and is no longer considered as a related party of the Group.

Schedule of Due To Related Party
	As of December 31,	As of June 30,
	2025	2025
	US$	US$

Due to a related party – non-current
Tingjun Yang	$62,200	$63,000
Guangzhou Sanyi Network *	$-	$1,619,884

	$62,200	$1,626,184

*	On December 25, 2025, the Company sold its remaining 40% equity interest in Guangzhou Sanyi Network, completing the full divestment of the entity.

	As of	As of	As of
	June 30,	June 30,	June 30,
	2025	2024	2023
	US$	US$	US$
Due to related parties – non-current
Mr.Tingjun Yang	63,000	-	-
Guangzhou Sanyi Network	1,619,884	-	-
Mr. Shu Sang Joseph Law	-	-	132,284
	1,682,884	-	132,284